STOCKHOLDERS’ DEFICIT (Details Narrative)		3 Months Ended			12 Months Ended
	Jan. 26, 2023 USD ($) $ / shares	Mar. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares
Class of Stock [Line Items]
Preferred stock, shares authorized		1,000,000		1,000,000	1,000,000	1,000,000
Preferred stock, par value | $ / shares		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued		0		0	0	0
Preferred stock, shares outstanding		0		0	0	0
Shares subject to possible redemption		2,187,728		13,225,000	13,225,000
Number of shares redeemed		11,037,272
Stock redeemed, value | $	$ 114,000,000	$ 114,068,280	[1]	$ 1,876,183	$ 1,876,183
Price per share | $ / shares	$ 0.035
Warrant exercise price | $ / shares		$ 0.01		$ 0.01	$ 0.01
Warrant [Member]
Class of Stock [Line Items]
Share price per shares | $ / shares		$ 18.00		$ 18.00	$ 18.00
Private Placement Warrants And Public Warrants [Member]
Class of Stock [Line Items]
Warrants outstanding, value | $		$ 23,276,000		$ 23,276,000	$ 23,276,000
Private Placement Warrants And Public Warrants [Member] | Measurement Input, Expected Term [Member]
Class of Stock [Line Items]
Warrant expected term		5 years		5 years	5 years
Private Placement Warrants And Public Warrants [Member] | Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Warrant measurement inputs		22		22	22
Private Placement Warrants And Public Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Stock [Line Items]
Warrant measurement inputs		0		0	0
Private Placement Warrants And Public Warrants [Member] | Measurement Input, Discount Rate [Member]
Class of Stock [Line Items]
Warrant measurement inputs		1.76		1.76	1.76
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized		100,000,000		100,000,000	100,000,000	100,000,000
Common stock, par value | $ / shares		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Voting rights		Holders of Class A common stock are entitled to one vote for each share			Holders of Class A common stock are entitled to one vote for each share.
Common stock, shares issued		754,000		754,000	754,000	0
Common stock, shares outstanding		754,000		754,000	754,000	0
Shares subject to possible redemption		2,187,728		13,225,000	13,225,000	13,225,000
Stock redeemed, value | $		$ 114,068,280
Price per share | $ / shares		$ 10.33
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized		10,000,000		10,000,000	10,000,000	10,000,000
Common stock, par value | $ / shares		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued		3,306,250		3,306,250	3,306,250	3,306,250
Common stock, shares outstanding		3,306,250		3,306,250	3,306,250	3,306,250

[1]	As of March 31, 2023, $236,350 of cash was still in the Trust account from funds that were returned and are awaiting redistribution, which were paid in April 2023.